PGIM S&P 500 Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.2%
Affiliated Mutual Fund 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $58,789)(wb)	58,789	$58,789
Options Purchased*~ 103.8%
(cost $13,438,773)		13,438,007

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.2% (cost $13,497,562)		13,496,796
Options Written*~ (4.8)%
(premiums received $622,879)		(623,645)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $12,874,683)		12,873,151
Other assets in excess of liabilities 0.6%		75,579

Net Assets 100.0%		$12,948,730

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92		187		19	$12,703,097
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		187		19	734,910
Total Options Purchased (cost $13,438,773)								$13,438,007
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$789.88		187		19	$(243,287)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$608.93		187		19	(380,358)
Total Options Written (premiums received $622,879)								$(623,645)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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